Share-Based Payment (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Share Based Payment Award [Line Items]
Options outstanding at end of year	7,355,833	6,750,000
Range of Exercise Prices One [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding at end of year	2,362,500	1,450,000
Weighted average remaining contractual life	7 years 6 months	8 years 1 month 16 days
Range of Exercise Prices One [Member] | Bottom of range [member]
Schedule of Share Based Payment Award [Line Items]
Range of exercise prices	$ 0	$ 0
Range of Exercise Prices One [Member] | Top of range [member]
Schedule of Share Based Payment Award [Line Items]
Range of exercise prices	$ 0.14	$ 0.14
Range of Exercise Prices Two [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding at end of year	4,993,333	5,300,000
Weighted average remaining contractual life	5 years 10 months 10 days	7 years 11 months 4 days
Range of Exercise Prices Two [Member] | Bottom of range [member]
Schedule of Share Based Payment Award [Line Items]
Range of exercise prices	$ 0.15	$ 0.15
Range of Exercise Prices Two [Member] | Top of range [member]
Schedule of Share Based Payment Award [Line Items]
Range of exercise prices	$ 1.6	$ 1.6